UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005



[LOGO OF USAA]
   USAA(R)

                                   USAA WORLD
                                         GROWTH Fund

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2005

                                                                      (Form N-Q)
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USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (63.4%)

              AUSTRALIA (0.8%)
   200,057    QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)                                $  2,594
                                                                                                         --------
              AUSTRIA (1.0%)
    64,300    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                               3,568
                                                                                                         --------
              CANADA (2.4%)
    58,688    Canadian National Railway Co. (Railroads)(a)                                                  3,890
    86,500    EnCana Corp. (Oil & Gas Exploration & Production)                                             4,242
                                                                                                         --------
                                                                                                            8,132
                                                                                                         --------
              FRANCE (12.5%)
   186,000    AXA S.A. (Multi-Line Insurance)                                                               4,975
    48,870    Air Liquide S.A. (Industrial Gases)(a)                                                        8,523
    51,000    Business Objects S.A. (Application Software)*                                                 1,704
    23,600    Groupe DANONE (Packaged Foods & Meat)                                                         2,498
    22,400    L'Oreal S.A. (Personal Products)                                                              1,806
    56,800    LVMH Moet Hennessy Louis Vuitton S.A.
                 (Apparel & Accessories & Luxury Goods)                                                     4,615
    79,700    Sanofi-Aventis S.A. (Pharmaceuticals)                                                         6,840
    74,782    Schneider Electric S.A. (Electrical Components & Equipment)                                   5,903
    10,400    Total S.A. (Integrated Oil & Gas)                                                             2,740
    25,174    Total S.A. ADR (Integrated Oil & Gas)                                                         3,319
                                                                                                         --------
                                                                                                           42,923
                                                                                                         --------
              GERMANY (0.9%)
    50,400    Schering AG (Pharmaceuticals)                                                                 3,194
                                                                                                         --------
              HONG KONG (1.4%)
   254,000    Esprit Holdings Ltd. (Apparel Retail)                                                         1,875
 2,492,000    Hutchison Telecommunications International Ltd.
                 (Wireless Telecommunication Services)*                                                     2,978
                                                                                                         --------
                                                                                                            4,853
                                                                                                         --------
              HUNGARY (0.7%)
    32,100    OTP Bank Ltd. GDR (Regional Banks)                                                            2,529
                                                                                                         --------

              INDONESIA (0.3%)
 3,179,500    PT Bank Central Asia Tbk (Diversified Banks)                                                  1,058
                                                                                                         --------
              ITALY (0.9%)
   526,800    UniCredito Italiano S.p.A. (Regional Banks)                                                   3,013
                                                                                                         --------
              JAPAN (9.6%)
   384,000    Asahi Glass Co. Ltd. (Building Products)                                                      3,956
   154,000    Bridgestone Corp. (Tires & Rubber)                                                            3,054
    95,000    Canon, Inc. (Electronic Equipment Manufacturers)                                              4,809
    91,700    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                              1,734
    26,700    Nintendo Co. Ltd. (Leisure Products)                                                          2,813
    45,700    Nitto Denko Corp. (Specialty Chemicals)                                                       2,920
    39,100    Omron Corp. (Electrical Components & Equipment)                                                 867
   105,000    Ricoh Co., Ltd. (Office Electronics)                                                          1,636
   157,000    Sekisui Chemical Co. Ltd. (Homebuilding)                                                      1,019
   435,000    Shinsei Bank Ltd. (Diversified Banks)                                                         2,695

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                   (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
   416,000    Tokyo Gas Co. Ltd. (Gas Utilities)                                                         $  1,556
   314,000    Toray Industries, Inc. (Textiles)(a)                                                          1,441
   113,600    Toyota Motor Corp. (Automobile Manufacturers)                                                 4,651
                                                                                                         --------
                                                                                                           33,151
                                                                                                         --------
              KOREA (1.8%)
    11,480    Samsung Electronics Co. Ltd. (Semiconductors)                                                 6,066
                                                                                                         --------
              MEXICO (0.3%)
   252,300    Wal-Mart de Mexico S.A. (General Merchandise Stores)                                          1,099
                                                                                                         --------
              NETHERLANDS (0.8%)
   205,500    Reed Elsevier N.V. (Publishing)(a)                                                            2,879
                                                                                                         --------
              POLAND (0.2%)
    85,200    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)                                  755
                                                                                                         --------
              SINGAPORE (0.9%)
 2,020,150    Singapore Telecommunications Ltd. (Integrated Telecommunication Services)                     3,106
                                                                                                         --------
              SPAIN (3.2%)
   204,800    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                      3,411
   125,100    Iberdrola S.A. (Electric Utilities)                                                           3,221
   260,436    Telefonica S.A. (Integrated Telecommunication Services)                                       4,318
                                                                                                         --------
                                                                                                           10,950
                                                                                                         --------
              SWEDEN (3.7%)
   104,100    Atlas Copco AB "A" (Industrial Machinery)                                                     1,808
    46,400    Hennes & Mauritz AB "B" (Apparel Retail)                                                      1,620
   729,800    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)                                  2,547
   150,000    Sandvik AB (Industrial Machinery)                                                             6,676
                                                                                                         --------
                                                                                                           12,651
                                                                                                         --------
              SWITZERLAND (5.9%)
    28,367    Nestle S.A. (Packaged Foods & Meat)                                                           7,980
    50,200    Roche Holdings AG (Pharmaceuticals)                                                           6,962
    64,166    UBS AG (Diversified Capital Markets)                                                          5,270
                                                                                                         --------
                                                                                                           20,212
                                                                                                         --------
              THAILAND (0.5%)
   618,400    Bangkok Bank Public Co. Ltd. (Diversified Banks)                                              1,669
                                                                                                         --------
              UNITED KINGDOM (15.6%)
   225,100    Amvescap plc (Investment Banking & Brokerage)                                                 1,490
    75,300    AstraZeneca plc (Pharmaceuticals)                                                             3,451
   195,100    BOC Group plc (Diversified Chemicals)                                                         3,700
   302,551    BP plc (Oil & Gas Exploration & Production)                                                   3,448
   363,495    Diageo plc (Distillers & Vintners)                                                            5,214
 1,045,000    Hilton Group plc (Casinos & Gaming)                                                           5,954
   106,700    Next plc (Apparel Retail)                                                                     2,912
   386,500    Reckitt Benckiser plc (Household Products)                                                   12,012
   251,100    Smith & Nephew plc (Health Care Equipment)                                                    2,419
   775,100    Tesco plc (Food Retail)                                                                       4,573
 1,572,700    Vodafone Group plc (Wireless Telecommunication Services)                                      4,323
   397,200    William Hill plc (Casinos & Gaming)                                                           4,226
                                                                                                         --------
                                                                                                           53,722
                                                                                                         --------
              Total international stocks (cost: $160,682)                                                 218,124
                                                                                                         --------

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USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              U.S. STOCKS (34.8%)

              APPAREL RETAIL (0.9%)
   155,800    TJX Companies, Inc.                                                                        $  3,258
                                                                                                         --------
              BIOTECHNOLOGY (1.0%)
    78,100    Gilead Sciences, Inc.*                                                                        3,358
                                                                                                         --------
              COMMUNICATIONS EQUIPMENT (0.5%)
    92,100    Cisco Systems, Inc.*                                                                          1,623
                                                                                                         --------
              COMPUTER HARDWARE (1.7%)
   163,000    Dell, Inc.*                                                                                   5,803
                                                                                                         --------
              CONSUMER FINANCE (2.0%)
   122,800    American Express Co.                                                                          6,783
                                                                                                         --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    87,800    DST Systems, Inc.*                                                                            4,715
                                                                                                         --------
              HEALTH CARE EQUIPMENT (3.9%)
    78,300    Fisher Scientific International, Inc.*                                                        5,049
    60,200    Medtronic, Inc.                                                                               3,431
   108,000    Waters Corp.*                                                                                 4,911
                                                                                                         --------
                                                                                                           13,391
                                                                                                         --------
              HEALTH CARE SUPPLIES (0.8%)
    50,300    DENTSPLY International, Inc.                                                                  2,664
                                                                                                         --------
              HOME IMPROVEMENT RETAIL (0.7%)
    60,500    Home Depot, Inc.                                                                              2,439
                                                                                                         --------
              HOUSEHOLD PRODUCTS (0.2%)
    15,100    Procter & Gamble Co.                                                                            838
                                                                                                         --------
              HYPERMARKETS & SUPER CENTERS (1.0%)
    75,100    Wal-Mart Stores, Inc.                                                                         3,376
                                                                                                         --------
              INDUSTRIAL CONGLOMERATES (1.0%)
    47,900    3M Co.                                                                                        3,408
                                                                                                         --------
              INDUSTRIAL GASES (1.2%)
    42,500    Air Products & Chemicals, Inc.                                                                2,354
    35,900    Praxair, Inc.                                                                                 1,734
                                                                                                         --------
                                                                                                            4,088
                                                                                                         --------
              INVESTMENT BANKING & BROKERAGE (1.6%)
    48,900    Goldman Sachs Group, Inc.                                                                     5,437
                                                                                                         --------
              IT CONSULTING & OTHER SERVICES (1.6%)
   220,000    Accenture Ltd. "A"*                                                                           5,368
                                                                                                         --------
              MOTORCYCLE MANUFACTURERS (1.0%)
    69,300    Harley-Davidson, Inc.                                                                         3,414
                                                                                                         --------
              MOVIES & ENTERTAINMENT (4.1%)
   196,012    News Corp., Inc. "B"(a)                                                                       3,352
   162,700    Viacom, Inc. "B"                                                                              5,530
   211,600    Walt Disney Co.                                                                               5,330
                                                                                                         --------
                                                                                                           14,212
                                                                                                         --------

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.9%)
    42,700    Noble Corp.                                                                                $  3,045
                                                                                                         --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    70,500    Citigroup, Inc.                                                                               3,086
                                                                                                         --------
              PERSONAL PRODUCTS (1.2%)
    78,500    Gillette Co.                                                                                  4,229
                                                                                                         --------
              PHARMACEUTICALS (3.6%)
   114,000    Eli Lilly and Co.                                                                             6,272
    95,900    Johnson & Johnson, Inc.                                                                       6,079
                                                                                                         --------
                                                                                                           12,351
                                                                                                         --------
              SOFT DRINKS (0.7%)
    47,400    PepsiCo, Inc.                                                                                 2,600
                                                                                                         --------
              SYSTEMS SOFTWARE (2.9%)
   495,300    Oracle Corp.*                                                                                 6,424
   176,400    Symantec Corp.*                                                                               3,701
                                                                                                         --------
                                                                                                           10,125
                                                                                                         --------
              Total U.S. stocks (cost: $110,125)                                                          119,611
                                                                                                         --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (1.2%)

              COMMERCIAL PAPER
              ----------------
              BREWERS (1.2%)
    $4,154    Anheuser Busch, Inc., 3.48%, 9/01/2005 (cost: $4,154)                                         4,154
                                                                                                         --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.9%)(f)

              REPURCHASE AGREEMENTS (3.7%)(b)
     2,000    CS First Boston, LLC, 3.58%, acquired on 8/31/2005 and due 9/01/2005 at $2,000
                 (collateralized by $1,935 of U.S. Treasury Notes, 5.00%, due 8/15/2011; market
                 value $2,043)                                                                              2,000
     7,000    Deutsche Bank Securities, Inc., 3.57%, acquired on 8/31/2005 and due 9/01/2005 at $7,000
                 (collateralized by $7,175 of Federal Home Loan Bank Bonds(d), 3.50%, due 8/15/2006;
                 market value $7,144)                                                                       7,000
     2,850    Lehman Brothers, Inc., 3.53%, acquired on 8/31/2005 and due 9/01/2005 at $2,850
                 (collateralized by $3,315 of Freddie Mac Discount Notes(d), 4.16%(e),
                 due 10/15/2008; market value $2,911)                                                       2,850
     1,000    Morgan Stanley & Co., Inc., 3.58%, acquired on 8/31/2005 and due 9/01/2005 at $1,000
                 (collateralized by $1,020 of Federal Home Loan Bank Bonds(d), 4.25%,
                 due 9/26/2008; market value $1,025)                                                        1,000
                                                                                                         --------
                                                                                                           12,850
                                                                                                         --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.2%)
   479,923    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.50%(c)                                 480
   121,490    Merrill Lynch Premier Institutional Fund, 3.38%(c)                                              122
                                                                                                         --------
                                                                                                              602
                                                                                                         --------
              Total short-term investments purchased with cash collateral from securities
                 loaned (cost: $13,452)                                                                    13,452
                                                                                                         --------

              TOTAL INVESTMENTS (COST: $288,413)                                                         $355,341
                                                                                                         ========

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USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

         1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

         3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value at the end of each business day.

         4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized
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           (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

             from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

             Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $70,735,000 and $3,807,000, respectively, resulting in net unrealized appreciation of $66,928,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $343,880,000 at August 31, 2005, and, in total, may not equal 100%.

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) The security or a portion thereof was out on loan as of August 31, 2005. The aggregate fair market value of these securities as of August 31, 2005, was approximately $12,780,000.

     (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (c) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

     (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

     (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount

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           (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2005 (UNAUDITED)

         at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     * Non-income-producing security for the 12 months preceding August 31, 2005.

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

                TRUSTEES       Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

          ADMINISTRATOR,       USAA Investment Management Company
     INVESTMENT ADVISER,       P.O. Box 659453
            UNDERWRITER,       San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT       USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

           CUSTODIAN AND       State Street Bank and Trust Company
        ACCOUNTING AGENT       P.O. Box 1713
                               Boston, Massachusetts 02105

             INDEPENDENT       Ernst & Young LLP
       REGISTERED PUBLIC       100 West Houston St., Suite 1800
         ACCOUNTING FIRM       San Antonio, Texas 78205

               TELEPHONE       Call toll free - Central time
        ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL       (800) 531-8181
       INFORMATION ABOUT       For account servicing, exchanges,
            MUTUAL FUNDS       or redemptions (800) 531-8448

         RECORDED MUTUAL       24-hour service (from any phone)
       FUND PRICE QUOTES       (800) 531-8066

             MUTUAL FUND       (from touch-tone phones only)
          USAA TOUCHLINE       For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               (800) 531-8777

         INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48051-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.